COMMITMENTS AND CONTINGENCIES	6 Months Ended	13 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
14.	COMMITMENTS AND CONTINGENCIES

We may be party to various claims, legal actions, and complaints arising in the ordinary course of business. We monitor our legal matters, including advice from external legal counsel, and periodically perform assessments of these matters for potential loss accrual and disclosure. There are currently no probable matters outstanding that, in the opinion of management, will have a material effect on our Interim Condensed Consolidated Balance Sheets, Statements of Operations and Statements of Cash Flows. There are also currently no reasonably possible matters outstanding that, in the opinion of management, will have a material effect on our Interim Condensed Consolidated Balance Sheets, Statements of Operations and Statements of Cash Flows.

4.	COMMITMENTS AND CONTINGENCIES

The Company may be party to various claims, legal actions, and complaints arising in the ordinary course of business. There are currently no probable matters outstanding that, in the opinion of management, will have a material effect on the consolidated financial statements of the Company. There are also currently no reasonably possible matters outstanding that, in the opinion of management, will have a material effect on the consolidated financial statements of the Company.